Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS SERIES INC
Entity Central Index Key	0000203002
Document Period End Date	Jun. 30, 2024
C000009547 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class A
Trading Symbol	RPFRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class A)	$49.35	1.00%*
*	Annualized.

Expenses Paid, Amount	$ 49.35
Expense Ratio, Percent	1.00%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of -1.50%, versus a -0.18% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotels, Restaurants & Leisure (+17%), Health Care REITs (+11%), and Residential REITs (+8%)
    Weakest performing industries - Real Estate Management & Development (-18%), Industrial REITs (-13%), and Diversified REITs (-10%)
Detractors from Performance
  Office REITs - underperformed the Index industry (-7% vs -5%) and overweight (average weighting 18% vs 7%)
    Hudson Pacific Properties (-47%), BXP (-9%), and Alexandria Real Estate Equities (-5%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Health Care REITs - underperformed the Index industry (+6% vs +11%)
  Specialized REITs - underperformed the Index industry (-2% vs flat)
    Equinix (-5%), American Tower (-8%), Crown Castle (-13%), and Public Storage (-4%)
  Individual holdings
    Prologis (-14%), Rexford Industrial Realty (-19%), and Retail Opportunity Investments (-9%)
    Prologis - largest individual detractor
Contributors to Performance
  Underweight in Industrial REITs - (average weighting 13% vs 17%)
  Residential REITs - outperformed the Index industry (+9% vs +8%)
    AvalonBay Communities (+12%), Essex Property Trust (+12%), Equity Residential (+15%),
    Camden Property Trust (+12%), and UDR (+10%)
  Individual holdings
    Digital Realty Trust (+15%), Welltower (+17%), Simon Property Group (+9%), and Highwoods Properties (+19%)
    Digital Realty Trust and Welltower - two largest individual contributors

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class A) — Without sales charge	6.27%	2.07%	5.29%
Davis Real Estate Fund (Class A) — With sales charge*	1.22%	1.09%	4.79%
S&P 500® Index	24.56%	15.03%	12.85%
Wilshire U.S. Real Estate Securities Index	8.61%	4.05%	6.08%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 149,000,000.0
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 406,700
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$149.0
Total number of portfolio holdings as of 06/30/24	38
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$406.7

Holdings [Text Block]	Top Industries as of 06/30/24 Net Assets
Specialized REITs	22.83%
Residential REITs	18.60%
Health Care REITs	15.32%
Industrial REITs	13.27%
Retail REITs	13.12%

C000009549 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class C
Trading Symbol	DRECX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class C)	$86.20	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 86.20
Expense Ratio, Percent	1.75%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -1.89%, versus a -0.18% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotels, Restaurants & Leisure (+17%), Health Care REITs (+11%), and Residential REITs (+8%)
    Weakest performing industries - Real Estate Management & Development (-18%), Industrial REITs (-13%), and Diversified REITs (-10%)
Detractors from Performance
  Office REITs - underperformed the Index industry (-7% vs -5%) and overweight (average weighting 18% vs 7%)
    Hudson Pacific Properties (-47%), BXP (-9%), and Alexandria Real Estate Equities (-5%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Health Care REITs - underperformed the Index industry (+6% vs +11%)
  Specialized REITs - underperformed the Index industry (-2% vs flat)
    Equinix (-5%), American Tower (-8%), Crown Castle (-13%), and Public Storage (-4%)
  Individual holdings
    Prologis (-14%), Rexford Industrial Realty (-19%), and Retail Opportunity Investments (-9%)
    Prologis - largest individual detractor
Contributors to Performance
  Underweight in Industrial REITs - (average weighting 13% vs 17%)
  Residential REITs - outperformed the Index industry (+9% vs +8%)
    AvalonBay Communities (+12%), Essex Property Trust (+12%), Equity Residential (+15%),
    Camden Property Trust (+12%), and UDR (+10%)
  Individual holdings
    Digital Realty Trust (+15%), Welltower (+17%), Simon Property Group (+9%), and Highwoods Properties (+19%)
    Digital Realty Trust and Welltower - two largest individual contributors

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class C) — Without CDSC†	5.43%	1.26%	4.58%
Davis Real Estate Fund (Class C) — With CDSC†,*	4.43%	1.26%	4.58%
S&P 500® Index	24.56%	15.03%	12.85%
Wilshire U.S. Real Estate Securities Index	8.61%	4.05%	6.08%
†	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
*	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 149,000,000.0
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 406,700
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$149.0
Total number of portfolio holdings as of 06/30/24	38
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$406.7

Holdings [Text Block]	Top Industries as of 06/30/24 Net Assets
Specialized REITs	22.83%
Residential REITs	18.60%
Health Care REITs	15.32%
Industrial REITs	13.27%
Retail REITs	13.12%

C000009550 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class Y
Trading Symbol	DREYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class Y)	$37.04	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 37.04
Expense Ratio, Percent	0.75%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of -1.36%, versus a -0.18% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Hotels, Restaurants & Leisure (+17%), Health Care REITs (+11%), and Residential REITs (+8%)
    Weakest performing industries - Real Estate Management & Development (-18%), Industrial REITs (-13%), and Diversified REITs (-10%)
Detractors from Performance
  Office REITs - underperformed the Index industry (-7% vs -5%) and overweight (average weighting 18% vs 7%)
    Hudson Pacific Properties (-47%), BXP (-9%), and Alexandria Real Estate Equities (-5%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Health Care REITs - underperformed the Index industry (+6% vs +11%)
  Specialized REITs - underperformed the Index industry (-2% vs flat)
    Equinix (-5%), American Tower (-8%), Crown Castle (-13%), and Public Storage (-4%)
  Individual holdings
    Prologis (-14%), Rexford Industrial Realty (-19%), and Retail Opportunity Investments (-9%)
    Prologis - largest individual detractor
Contributors to Performance
  Underweight in Industrial REITs - (average weighting 13% vs 17%)
  Residential REITs - outperformed the Index industry (+9% vs +8%)
    AvalonBay Communities (+12%), Essex Property Trust (+12%), Equity Residential (+15%),
    Camden Property Trust (+12%), and UDR (+10%)
  Individual holdings
    Digital Realty Trust (+15%), Welltower (+17%), Simon Property Group (+9%), and Highwoods Properties (+19%)
    Digital Realty Trust and Welltower - two largest individual contributors

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class Y)	6.55%	2.30%	5.53%
S&P 500® Index	24.56%	15.03%	12.85%
Wilshire U.S. Real Estate Securities Index	8.61%	4.05%	6.08%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 149,000,000.0
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 406,700
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$149.0
Total number of portfolio holdings as of 06/30/24	38
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$406.7

Holdings [Text Block]	Top Industries as of 06/30/24 Net Assets
Specialized REITs	22.83%
Residential REITs	18.60%
Health Care REITs	15.32%
Industrial REITs	13.27%
Retail REITs	13.12%

C000009538 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class A
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class A)	$35.72	0.71%*
*	Annualized.

Expenses Paid, Amount	$ 35.72
Expense Ratio, Percent	0.71%	[4]
Net Assets	$ 103,800,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 136,200
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$103.8
Total number of portfolio holdings as of 06/30/24	13
Total advisory fees paid for the period (in thousands)	$136.2
7 day yield	4.70%

Holdings [Text Block]
Portfolio Composition as of
06/30/24 Net Assets
Repurchase Agreements	65.02%
U.S. Government	12.49%
Federal Farm Credit Bank	6.73%
Federal Home Loan Bank	5.75%
Freddie Mac	2.82%
Private Export Funding	0.96%

C000009536 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class C
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class C)	$35.72	0.71%*
*	Annualized.

Expenses Paid, Amount	$ 35.72
Expense Ratio, Percent	0.71%	[5]
Net Assets	$ 103,800,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 136,200
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$103.8
Total number of portfolio holdings as of 06/30/24	13
Total advisory fees paid for the period (in thousands)	$136.2
7 day yield	4.70%

Holdings [Text Block]
Portfolio Composition as of
06/30/24 Net Assets
Repurchase Agreements	65.02%
U.S. Government	12.49%
Federal Farm Credit Bank	6.73%
Federal Home Loan Bank	5.75%
Freddie Mac	2.82%
Private Export Funding	0.96%

C000009537 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class Y
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class Y)	$35.72	0.71%*
*	Annualized.

Expenses Paid, Amount	$ 35.72
Expense Ratio, Percent	0.71%	[6]
Net Assets	$ 103,800,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 136,200
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$103.8
Total number of portfolio holdings as of 06/30/24	13
Total advisory fees paid for the period (in thousands)	$136.2
7 day yield	4.70%

Holdings [Text Block]
Portfolio Composition as of
06/30/24 Net Assets
Repurchase Agreements	65.02%
U.S. Government	12.49%
Federal Farm Credit Bank	6.73%
Federal Home Loan Bank	5.75%
Freddie Mac	2.82%
Private Export Funding	0.96%

C000009531 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class A
Trading Symbol	RFBAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class A)	$50.22	1.00%*
*	Annualized.

Expenses Paid, Amount	$ 50.22
Expense Ratio, Percent	1.00%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 1.98%, versus a 1.20% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.82 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 350 holdings, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Contributors to Performance
  Outperformance primarily due to large position (average weighting of 62%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? – a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 31%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in Treasuries or Agencies
Detractors from Performance
  Slight relative underperformance due to 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class A) — Without sales charge	4.45%	0.27%	0.46%
Davis Government Bond Fund (Class A) — With sales charge*	(0.51)%	(0.70)%	(0.03)%
Bloomberg U.S. Government 1-3 Year Bond Index	4.53%	1.03%	1.13%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 17,400,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$17.4
Total number of portfolio holdings as of 06/30/24	47
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 06/30/24 Net Assets
Collateralized Mortgage Obligations	59.38%
Fannie Mae Pools	15.51%
Freddie Mac Pools	8.06%
Ginnie Mae Pools	4.23%
SBA Pools	3.25%

C000009533 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class C
Trading Symbol	DGVCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class C)	$87.72	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 87.72
Expense Ratio, Percent	1.75%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 1.60%, versus a 1.20% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.82 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 350 holdings, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Contributors to Performance
  Outperformance primarily due to large position (average weighting of 62%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? – a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 31%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in Treasuries or Agencies
Detractors from Performance
  Slight relative underperformance due to 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class C) — Without CDSC†	3.67%	(0.48)%	(0.14)%
Davis Government Bond Fund (Class C) — With CDSC†,*	2.67%	(0.48)%	(0.14)%
Bloomberg U.S. Government 1-3 Year Bond Index	4.53%	1.03%	1.13%
†	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
*	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 17,400,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$17.4
Total number of portfolio holdings as of 06/30/24	47
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 06/30/24 Net Assets
Collateralized Mortgage Obligations	59.38%
Fannie Mae Pools	15.51%
Freddie Mac Pools	8.06%
Ginnie Mae Pools	4.23%
SBA Pools	3.25%

C000009534 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class Y
Trading Symbol	DGVYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class Y)	$37.69	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 37.69
Expense Ratio, Percent	0.75%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class Y shares delivered a total return of 2.10%, versus a 1.20% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.82 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 350 holdings, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Contributors to Performance
  Outperformance primarily due to large position (average weighting of 62%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? – a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 31%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in Treasuries or Agencies
Detractors from Performance
  Slight relative underperformance due to 7% average position in repurchase agreements (cash)
  Impact from Fund expenses - Bloomberg Index does not charge expenses

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class Y)	4.70%	0.53%	0.73%
Bloomberg U.S. Government 1-3 Year Bond Index	4.53%	1.03%	1.13%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 17,400,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$17.4
Total number of portfolio holdings as of 06/30/24	47
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 06/30/24 Net Assets
Collateralized Mortgage Obligations	59.38%
Fannie Mae Pools	15.51%
Freddie Mac Pools	8.06%
Ginnie Mae Pools	4.23%
SBA Pools	3.25%

C000009543 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class A
Trading Symbol	RPFCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class A)	$51.88	0.99%*
*	Annualized.

Expenses Paid, Amount	$ 51.88
Expense Ratio, Percent	0.99%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500® Index (“S&P 500®” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 10.76%, versus a 15.29% return for the S&P 500®. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 79% of net assets invested in stocks, 15% in bonds, and 6% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+27%)
    Weakest performing sectors - Real Estate (-2%) and Materials (+4%)
Detractors from Performance
  Information Technology (Equities only) - underperformed the Index sector (+16% vs +28%) and underweight
  (average weighting 15% vs 30%)
    Intel (-38%) - largest individual detractor
  Significantly overweight in Financials (Equities only) - (average weighting 48% vs 13%)
    AIA Group (-21%) and U.S. Bancorp (-6%)
  Individual equity holdings
    Solventum (-15%) and AGCO (-17%)
    Solventum - new purchase during the period
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+13% vs +10%)
    Wells Fargo (+22%), Berkshire Hathaway (+14%), JPMorgan Chase (+20%), and DBS Group Holdings (+18%)
  Communication Services (Equities only) - outperformed the Index sector (+37% vs +27%)
    Meta Platforms (+43%) and Alphabet (+30%)
  No equity exposure in Real Estate, Consumer Staples, or Materials
  Individual equity holdings
    Applied Materials (+46%), Amazon.com (+27%), and Owens Corning (+18%)
    Applied Materials and Amazon.com - two largest individual contributors

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class A) — Without sales charge	21.46%	10.38%	6.47%
Davis Balanced Fund (Class A) — With sales charge*	15.69%	9.32%	5.96%
S&P 500® Index	24.56%	15.03%	12.85%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.34%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 30, 2024
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 247,600,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 653,400
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$247.6
Total number of portfolio holdings as of 06/30/24	55
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$653.4

Holdings [Text Block]	Asset Allocation as of 06/30/24 Net Assets
Common Stock	78.97%
Mortgages	11.05%
Short-Term Investments	6.41%
Corporate Bonds	2.99%
Municipal Bonds	0.50%

Material Fund Change [Text Block]
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Material Fund Change Name [Text Block]	In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009545 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class C
Trading Symbol	DCSCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class C)	$91.53	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 91.53
Expense Ratio, Percent	1.75%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500® Index (“S&P 500®” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 10.35%, versus a 15.29% return for the S&P 500®. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 79% of net assets invested in stocks, 15% in bonds, and 6% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+27%)
    Weakest performing sectors - Real Estate (-2%) and Materials (+4%)
Detractors from Performance
  Information Technology (Equities only) - underperformed the Index sector (+16% vs +28%) and underweight
  (average weighting 15% vs 30%)
    Intel (-38%) - largest individual detractor
  Significantly overweight in Financials (Equities only) - (average weighting 48% vs 13%)
    AIA Group (-21%) and U.S. Bancorp (-6%)
  Individual equity holdings
    Solventum (-15%) and AGCO (-17%)
    Solventum - new purchase during the period
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+13% vs +10%)
    Wells Fargo (+22%), Berkshire Hathaway (+14%), JPMorgan Chase (+20%), and DBS Group Holdings (+18%)
  Communication Services (Equities only) - outperformed the Index sector (+37% vs +27%)
    Meta Platforms (+43%) and Alphabet (+30%)
  No equity exposure in Real Estate, Consumer Staples, or Materials
  Individual equity holdings
    Applied Materials (+46%), Amazon.com (+27%), and Owens Corning (+18%)
    Applied Materials and Amazon.com - two largest individual contributors

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class C) — Without CDSC†	20.55%	9.54%	5.80%
Davis Balanced Fund (Class C) — With CDSC†,*	19.55%	9.54%	5.80%
S&P 500® Index	24.56%	15.03%	12.85%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.34%
†	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
*	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 30, 2024
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 247,600,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 653,400
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$247.6
Total number of portfolio holdings as of 06/30/24	55
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$653.4

Holdings [Text Block]	Asset Allocation as of 06/30/24 Net Assets
Common Stock	78.97%
Mortgages	11.05%
Short-Term Investments	6.41%
Corporate Bonds	2.99%
Municipal Bonds	0.50%

Material Fund Change [Text Block]
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Material Fund Change Name [Text Block]	In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009546 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class Y
Trading Symbol	DCSYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class Y)	$35.14	0.67%*
*	Annualized.

Expenses Paid, Amount	$ 35.14
Expense Ratio, Percent	0.67%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500® Index (“S&P 500®” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 10.95%, versus a 15.29% return for the S&P 500®. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 79% of net assets invested in stocks, 15% in bonds, and 6% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+27%)
    Weakest performing sectors - Real Estate (-2%) and Materials (+4%)
Detractors from Performance
  Information Technology (Equities only) - underperformed the Index sector (+16% vs +28%) and underweight
  (average weighting 15% vs 30%)
    Intel (-38%) - largest individual detractor
  Significantly overweight in Financials (Equities only) - (average weighting 48% vs 13%)
    AIA Group (-21%) and U.S. Bancorp (-6%)
  Individual equity holdings
    Solventum (-15%) and AGCO (-17%)
    Solventum - new purchase during the period
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+13% vs +10%)
    Wells Fargo (+22%), Berkshire Hathaway (+14%), JPMorgan Chase (+20%), and DBS Group Holdings (+18%)
  Communication Services (Equities only) - outperformed the Index sector (+37% vs +27%)
    Meta Platforms (+43%) and Alphabet (+30%)
  No equity exposure in Real Estate, Consumer Staples, or Materials
  Individual equity holdings
    Applied Materials (+46%), Amazon.com (+27%), and Owens Corning (+18%)
    Applied Materials and Amazon.com - two largest individual contributors

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class Y)	21.85%	10.73%	6.78%
S&P 500® Index	24.56%	15.03%	12.85%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.34%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 30, 2024
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 247,600,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 653,400
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$247.6
Total number of portfolio holdings as of 06/30/24	55
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$653.4

Holdings [Text Block]	Asset Allocation as of 06/30/24 Net Assets
Common Stock	78.97%
Mortgages	11.05%
Short-Term Investments	6.41%
Corporate Bonds	2.99%
Municipal Bonds	0.50%

Material Fund Change [Text Block]
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Material Fund Change Name [Text Block]	In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009527 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class A
Trading Symbol	RPEAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class A)	$48.05	0.93%*
*	Annualized.

Expenses Paid, Amount	$ 48.05
Expense Ratio, Percent	0.93%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500® Index (“S&P 1500®” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 7.79%, versus a 14.35% return for the S&P 1500®. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500®
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+26%)
    Weakest performing sectors - Real Estate (-2%), Materials (+3%), and Consumer Discretionary (+5%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+11% vs +28%) and underweight (average weighting 11% vs 28%)
    Intel (-38%) - largest individual detractor
  Health Care - underperformed the Index sector (slightly negative vs +7%) and overweight (average weighting 25% vs 12%)
    Solventum (-15%), CVS Health (-24%), and UnitedHealth Group (-2%)
    Solventum - new purchase during the period
  Overweight in Industrials - (average weighting 19% vs 10%)
    AGCO (-17%) and WESCO International (-8%)
  Individual holdings
    Darling Ingredients (-26%), U.S. Bancorp (-6%), Delivery Hero (-14%), and IAC (-11%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+18% vs +5%) and underweight (average weighting 6% vs 11%)
    Amazon.com (+27%)
  Industrials - outperformed the Index sector (+11% vs +7%)
    Schneider Electric (+22%) and Owens Corning (+18%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Wells Fargo (+22%) - largest individual contributor
    Meta Platforms (+43%), Applied Materials (+46%), Teck Resources (+14%), Cigna Group (+11%),
    and Alphabet (+30%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class A) — Without sales charge	18.29%	12.21%	9.73%
Davis Opportunity Fund (Class A) — With sales charge*	12.67%	11.14%	9.21%
S&P 1500® Index	23.52%	14.57%	12.49%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 554,600,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$554.6
Total number of portfolio holdings as of 06/30/24	44
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5

Holdings [Text Block]	Top Sectors as of 06/30/24 Net Assets
Health Care	28.33%
Financials	21.06%
Industrials	15.94%
Information Technology	11.04%
Consumer Discretionary	6.23%

C000009529 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class C
Trading Symbol	DGOCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class C)	$90.22	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 90.22
Expense Ratio, Percent	1.75%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500® Index (“S&P 1500®” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 7.36%, versus a 14.35% return for the S&P 1500®. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500®
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+26%)
    Weakest performing sectors - Real Estate (-2%), Materials (+3%), and Consumer Discretionary (+5%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+11% vs +28%) and underweight (average weighting 11% vs 28%)
    Intel (-38%) - largest individual detractor
  Health Care - underperformed the Index sector (slightly negative vs +7%) and overweight (average weighting 25% vs 12%)
    Solventum (-15%), CVS Health (-24%), and UnitedHealth Group (-2%)
    Solventum - new purchase during the period
  Overweight in Industrials - (average weighting 19% vs 10%)
    AGCO (-17%) and WESCO International (-8%)
  Individual holdings
    Darling Ingredients (-26%), U.S. Bancorp (-6%), Delivery Hero (-14%), and IAC (-11%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+18% vs +5%) and underweight (average weighting 6% vs 11%)
    Amazon.com (+27%)
  Industrials - outperformed the Index sector (+11% vs +7%)
    Schneider Electric (+22%) and Owens Corning (+18%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Wells Fargo (+22%) - largest individual contributor
    Meta Platforms (+43%), Applied Materials (+46%), Teck Resources (+14%), Cigna Group (+11%),
    and Alphabet (+30%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class C) — Without CDSC†	17.30%	11.30%	9.03%
Davis Opportunity Fund (Class C) — With CDSC†,*	16.30%	11.30%	9.03%
S&P 1500® Index	23.52%	14.57%	12.49%
†	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
*	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 554,600,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$554.6
Total number of portfolio holdings as of 06/30/24	44
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5

Holdings [Text Block]	Top Sectors as of 06/30/24 Net Assets
Health Care	28.33%
Financials	21.06%
Industrials	15.94%
Information Technology	11.04%
Consumer Discretionary	6.23%

C000009530 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class Y
Trading Symbol	DGOYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class Y)	$34.64	0.67%*
*	Annualized.

Expenses Paid, Amount	$ 34.64
Expense Ratio, Percent	0.67%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500® Index (“S&P 1500®” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 7.92%, versus a 14.35% return for the S&P 1500®. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500®
    Strongest performing sectors - Information Technology (+28%) and Communication Services (+26%)
    Weakest performing sectors - Real Estate (-2%), Materials (+3%), and Consumer Discretionary (+5%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+11% vs +28%) and underweight (average weighting 11% vs 28%)
    Intel (-38%) - largest individual detractor
  Health Care - underperformed the Index sector (slightly negative vs +7%) and overweight (average weighting 25% vs 12%)
    Solventum (-15%), CVS Health (-24%), and UnitedHealth Group (-2%)
    Solventum - new purchase during the period
  Overweight in Industrials - (average weighting 19% vs 10%)
    AGCO (-17%) and WESCO International (-8%)
  Individual holdings
    Darling Ingredients (-26%), U.S. Bancorp (-6%), Delivery Hero (-14%), and IAC (-11%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+18% vs +5%) and underweight (average weighting 6% vs 11%)
    Amazon.com (+27%)
  Industrials - outperformed the Index sector (+11% vs +7%)
    Schneider Electric (+22%) and Owens Corning (+18%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Wells Fargo (+22%) - largest individual contributor
    Meta Platforms (+43%), Applied Materials (+46%), Teck Resources (+14%), Cigna Group (+11%),
    and Alphabet (+30%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class Y)	18.57%	12.48%	9.99%
S&P 1500® Index	23.52%	14.57%	12.49%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 554,600,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$554.6
Total number of portfolio holdings as of 06/30/24	44
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5

Holdings [Text Block]	Top Sectors as of 06/30/24 Net Assets
Health Care	28.33%
Financials	21.06%
Industrials	15.94%
Information Technology	11.04%
Consumer Discretionary	6.23%

C000009539 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class A
Trading Symbol	RPFGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class A)	$49.25	0.94%*
*	Annualized.

Expenses Paid, Amount	$ 49.25
Expense Ratio, Percent	0.94%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500® Financials Index (the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 10.74%, versus a 10.17% return for the Index. The Fund underperformed the 15.29% return of the S&P 500® Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500® Financials
    Strongest performing industries - Consumer Finance (+19%), Banks (+17%), and Insurance (+14%)
    Weakest performing industries - Capital Markets (+3%) and Financial Services (+7%)
Contributors to Performance
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+22%) and JPMorgan Chase (+20%) - two largest individual contributors
    DBS Group Holdings (+18%) and Danske Bank (+16%)
  Capital Markets - outperformed the Index industry (+11% vs +3%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+17%)
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    American Express (+24%) and Capital One Financial (+7%)
  Underweight in Financial Services (average weighting 8% vs 33%)
    Berkshire Hathaway (+13%)
  Individual Insurance holdings
    Chubb (+14%) and Markel (+11%)
Detractors from Performance
  Banks - underperformed the Index industry (+12% vs +17%)
    U.S. Bancorp (-6%) - largest individual detractor
    DNB Bank (flat) and Metro Bank Holdings (-1%)
  Consumer Finance - underperformed the Index industry (+11% vs +19%)
  Individual holding
    Rocket Companies (-5%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class A) — Without sales charge	26.84%	10.11%	9.11%
Davis Financial Fund (Class A) — With sales charge*	20.82%	9.06%	8.59%
S&P 500® Index	24.56%	15.03%	12.85%
S&P 500® Financials Index	24.21%	10.57%	10.57%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 907,600,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$907.6
Total number of portfolio holdings as of 06/30/24	26
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (in millions)	$2.3

Holdings [Text Block]	Top Industries as of 06/30/24 Net Assets
Banks	45.03%
Insurance	14.65%
Consumer Finance	14.34%
Capital Markets	11.54%
Financial Services	7.80%

C000009541 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class C
Trading Symbol	DFFCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class C)	$90.99	1.74%*
*	Annualized.

Expenses Paid, Amount	$ 90.99
Expense Ratio, Percent	1.74%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500® Financials Index (the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 10.32%, versus a 10.17% return for the Index. The Fund underperformed the 15.29% return of the S&P 500® Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500® Financials
    Strongest performing industries - Consumer Finance (+19%), Banks (+17%), and Insurance (+14%)
    Weakest performing industries - Capital Markets (+3%) and Financial Services (+7%)
Contributors to Performance
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+22%) and JPMorgan Chase (+20%) - two largest individual contributors
    DBS Group Holdings (+18%) and Danske Bank (+16%)
  Capital Markets - outperformed the Index industry (+11% vs +3%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+17%)
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    American Express (+24%) and Capital One Financial (+7%)
  Underweight in Financial Services (average weighting 8% vs 33%)
    Berkshire Hathaway (+13%)
  Individual Insurance holdings
    Chubb (+14%) and Markel (+11%)
Detractors from Performance
  Banks - underperformed the Index industry (+12% vs +17%)
    U.S. Bancorp (-6%) - largest individual detractor
    DNB Bank (flat) and Metro Bank Holdings (-1%)
  Consumer Finance - underperformed the Index industry (+11% vs +19%)
  Individual holding
    Rocket Companies (-5%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class C) — Without CDSC†	25.86%	9.26%	8.41%
Davis Financial Fund (Class C) — With CDSC†,*	24.86%	9.26%	8.41%
S&P 500® Index	24.56%	15.03%	12.85%
S&P 500® Financials Index	24.21%	10.57%	10.57%
†	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
*	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 907,600,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$907.6
Total number of portfolio holdings as of 06/30/24	26
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (in millions)	$2.3

Holdings [Text Block]	Top Industries as of 06/30/24 Net Assets
Banks	45.03%
Insurance	14.65%
Consumer Finance	14.34%
Capital Markets	11.54%
Financial Services	7.80%

C000009542 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class Y
Trading Symbol	DVFYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class Y)	$37.23	0.71%*
*	Annualized.

Expenses Paid, Amount	$ 37.23
Expense Ratio, Percent	0.71%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500® Financials Index (the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 10.88%, versus a 10.17% return for the Index. The Fund underperformed the 15.29% return of the S&P 500® Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500® Financials
    Strongest performing industries - Consumer Finance (+19%), Banks (+17%), and Insurance (+14%)
    Weakest performing industries - Capital Markets (+3%) and Financial Services (+7%)
Contributors to Performance
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+22%) and JPMorgan Chase (+20%) - two largest individual contributors
    DBS Group Holdings (+18%) and Danske Bank (+16%)
  Capital Markets - outperformed the Index industry (+11% vs +3%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+17%)
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    American Express (+24%) and Capital One Financial (+7%)
  Underweight in Financial Services (average weighting 8% vs 33%)
    Berkshire Hathaway (+13%)
  Individual Insurance holdings
    Chubb (+14%) and Markel (+11%)
Detractors from Performance
  Banks - underperformed the Index industry (+12% vs +17%)
    U.S. Bancorp (-6%) - largest individual detractor
    DNB Bank (flat) and Metro Bank Holdings (-1%)
  Consumer Finance - underperformed the Index industry (+11% vs +19%)
  Individual holding
    Rocket Companies (-5%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class Y)	27.16%	10.36%	9.35%
S&P 500® Index	24.56%	15.03%	12.85%
S&P 500® Financials Index	24.21%	10.57%	10.57%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Net Assets	$ 907,600,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$907.6
Total number of portfolio holdings as of 06/30/24	26
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (in millions)	$2.3

Holdings [Text Block]	Top Industries as of 06/30/24 Net Assets
Banks	45.03%
Insurance	14.65%
Consumer Finance	14.34%
Capital Markets	11.54%
Financial Services	7.80%

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